Redeemable Noncontrolling Interest - Additional Information (Detail) - Summit Materials, LLC [Member] - Continental Cement Company, L.L.C. [Member] - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	May 31, 2010
Redeemable Noncontrolling Interest [Line Items]
Aggregate consideration for acquiring noncontrolling interests	$ 64.1
Aggregate principal amount of non-interest bearing notes payable	15.0
Annual installments amount of non-interest bearing notes payable	2.5
Cash consideration	$ 35.0
Class A Units [Member]
Redeemable Noncontrolling Interest [Line Items]
Number of class units issued	100
Economic interest of redeemable noncontrolling interest, approximately	70.00%
Class B Units [Member]
Redeemable Noncontrolling Interest [Line Items]
Number of class units issued		100,000,000
Redeemable noncontrolling interest percentage, approximately		30.00%
Common Class A [Member]
Redeemable Noncontrolling Interest [Line Items]
Class A common shares	1,029,183